Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The CD&A section of this Proxy Statement sets forth the financial and other factors considered by the Sustainability Committee when reviewing and setting the compensation of our current and former chief executive officer and other named executive officers for the 2025 performance year. As required by Item 402(v) (the “Rule”) of Regulation S-K, the following sets forth information regarding compensation of our current and former principal executive officer (“PEO”) and our other non-PEO named executive officers. In accordance with the Rule, the table below and the discussion that follows includes an amount referred to as “compensation actually paid” as defined in Item 402(v)(2)(iii). The calculation of this amount includes, among other things, the re-evaluation of unvested and outstanding equity awards.
Year	Summary Compensation Table Total for Former PEO(1) ($)	Compensation Actually Paid to Former PEO(5) ($)	Summary Compensation Table Total for Current PEO(1) ($)	Compensation Actually Paid to Current PEO(2)(5) ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(3) ($)	Average Compensation Actually Paid to Non- PEO NEOs(4)(5) ($)	Value of Initial Fixed $100 Investment Based On:(6)		Net Income ($ in millions)	AOI less SBC ($ in millions)(8)
							Total Shareholder Return(6) ($)	Peer Group Total Shareholder Return(7) ($)
2025	—	—	4,815,961	2,610,738	6,026,635	5,401,374	96.13	183.21	277.9	429.9
2024	16,418,063	16,418,063	13,465,407	11,705,160	3,451,053	2,927,002	116.93	164.53	234.8	372.2
2023	19,303,412	19,303,412	—	—	2,433,369	5,000,008	130.04	139.46	326.8	324.7
2022	18,443,020	18,443,020	—	—	7,408,828	6,930,769	91.73	87.67	174.8	274.0
2021	17,682,926	17,682,926	—	—	5,047,786	5,293,179	119.57	130.86	93.2	258.0
(1)
The dollar amounts reported in these columns are the amounts of total compensation reported for Gregory S. Bentley, our Former PEO, and Nicholas H. Cumins, our current PEO, as applicable, for each corresponding year as reported in the “Total” column of the “Summary Compensation Table” in this Proxy Statement.

(2)
In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, the following adjustments were made to the amounts reported for Nicholas H. Cumins in the Summary Compensation Table for 2025. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by, or paid to, Nicholas H. Cumins during 2025.

2025 Adjustments for Nicholas H. Cumins Description	2025 ($)
Change in Pension Value Deduction	—
Pension Service Cost Addition	—
Prior Pension Service Cost Addition	—
Stock and Option Awards Adjustment(a)	(2,205,223)
(a)
For 2025, for Nicholas H. Cumins, the amounts added or deducted in calculated stock and option award adjustments include:
Year	Subtract: Grant date fair value of equity awards as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year	Add: Year End Fair Value of Outstanding and Unvested Equity Awards Granted During the Applicable Year	Add: Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Add: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Subtract: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Sum: Total Equity Award Adjustments
2025	(3,094,767)	2,957,316	(1,577,960)	—	(489,813)	—	—	(2,205,223)
(3)
The dollar amounts reported in this column represent the average of the total amounts reported for our Non-PEO NEOs for each given year as reported in the “Total” column of the Summary Compensation Table in our proxy statement for the applicable year. Our Non-PEO NEOs were: (i) for 2025, Gregory S. Bentley, Werner Andre, James K. Lee and David R. Shaman; (ii) for 2024, Werner Andre,

Brock Ballard, Michael M. Campbell and David R. Shaman; (iii) for 2023, Werner Andre, Brock Ballard, Michael M. Campbell and Nicholas H. Cumins; (iv) for 2022, Werner Andre, Keith A. Bentley, Nicholas H. Cumins and David J. Hollister; and (v) for 2021, Keith A. Bentley, Gus Bergsma, David J. Hollister and Nicholas H. Cumins.
(4)
In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, when calculating the “average compensation actually paid” for the Non-PEO NEOs, the following adjustments were made to the amounts reported in the applicable Summary Compensation Table. Importantly, the dollar amounts do not reflect the actual average amount of compensation earned by, or paid to, the Non-PEO NEOs as a group during 2025:

Description	2025 ($)
Change in Pension Value Deduction	—
Pension Service Cost Addition	—
Prior Pension Service Cost Addition	—
Stock and Option Awards Adjustment(b)	(625,260)
(b)
For 2025, the amounts added or deducted in calculated stock and option award adjustments include:

Year	Subtract: Grant date fair value of equity awards as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year	Add: Year End Fair Value of Outstanding and Unvested Equity Awards Granted During the Applicable Year	Add: Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Add: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Subtract: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Sum: Total Equity Award Adjustments
2025	(4,653,318)	2,105,592	(242,287)	2,233,652	(68,899)	—	—	(625,260)
(5)
When calculating amounts of  “compensation actually paid” for purposes of this table:

•
The fair value of each stock option award was estimated as of the relevant valuation date in accordance with FASB ASC Topic 718 using a variation of the Black-Scholes option pricing model and the key input variables (assumptions) of that model as described in Note 15, “Stock-Based Compensation,” to our financial statements for the fiscal year ended December 31, 2025 included in the Company’s Annual Report on Form 10-K filed with the SEC on February 26, 2026. The assumptions used were not materially changed from those described in Note 15 but were updated at each valuation date to reflect the then-current value of each variable.

The fair value of time-vesting restricted awards and RSUs was estimated at each valuation date using the market price of the Company’s common stock on the relevant valuation date and includes the value of dividend equivalents accrued from the grant date through the relevant valuation date. The fair value of PSUs was estimated at each valuation date using: (1) the market price of the Company’s common stock on the relevant valuation date; and (2) an adjustment to reflect actual performance for any completed performance year and an assumption regarding attainment of the performance goals for the remaining performance period.
(6)
Total shareholder return as calculated based on a fixed investment of one hundred dollars measured from the market close on December 31, 2021 through and including the end of the fiscal year for each year reported in the table as required by the Rule.

(7)
Reflects total shareholder return for The Nasdaq US Benchmark Software Index, which is the peer group used for purposes of the performance graph the Company generates pursuant to Item 201(d) of Regulation S-K.

(8)
For purposes of the Rule, we have identified AOI less SBC as our Company-Selected Metric. AOI less SBC is defined as operating income adjusted for the following: amortization of purchased intangibles, expense (income) relating to deferred compensation plan liabilities, acquisition expenses (inclusive of cash-settled retention incentives provided to key employees of acquired companies), and realignment expenses (income), for the respective periods. Although the Company views AOI less SBC to be an important financial performance measure, among others, that the Sustainability Committee considers when making compensation decisions with the intent of aligning compensation with Company performance, the Sustainability Committee has not historically and does not currently evaluate “compensation actually paid” as calculated pursuant to Item 402(v)(2) as part of its executive compensation determinations; accordingly, the Sustainability Committee does not actually use any financial performance measure specifically to link executive compensation “actually paid” to Company performance.

Company Selected Measure Name	AOI less SBC
Named Executive Officers, Footnote
(1)
The dollar amounts reported in these columns are the amounts of total compensation reported for Gregory S. Bentley, our Former PEO, and Nicholas H. Cumins, our current PEO, as applicable, for each corresponding year as reported in the “Total” column of the “Summary Compensation Table” in this Proxy Statement.
(3)
The dollar amounts reported in this column represent the average of the total amounts reported for our Non-PEO NEOs for each given year as reported in the “Total” column of the Summary Compensation Table in our proxy statement for the applicable year. Our Non-PEO NEOs were: (i) for 2025, Gregory S. Bentley, Werner Andre, James K. Lee and David R. Shaman; (ii) for 2024, Werner Andre,

Brock Ballard, Michael M. Campbell and David R. Shaman; (iii) for 2023, Werner Andre, Brock Ballard, Michael M. Campbell and Nicholas H. Cumins; (iv) for 2022, Werner Andre, Keith A. Bentley, Nicholas H. Cumins and David J. Hollister; and (v) for 2021, Keith A. Bentley, Gus Bergsma, David J. Hollister and Nicholas H. Cumins.

Peer Group Issuers, Footnote
(6)
Total shareholder return as calculated based on a fixed investment of one hundred dollars measured from the market close on December 31, 2021 through and including the end of the fiscal year for each year reported in the table as required by the Rule.

(7)
Reflects total shareholder return for The Nasdaq US Benchmark Software Index, which is the peer group used for purposes of the performance graph the Company generates pursuant to Item 201(d) of Regulation S-K.

Adjustment To PEO Compensation, Footnote
(2)
In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, the following adjustments were made to the amounts reported for Nicholas H. Cumins in the Summary Compensation Table for 2025. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by, or paid to, Nicholas H. Cumins during 2025.

2025 Adjustments for Nicholas H. Cumins Description	2025 ($)
Change in Pension Value Deduction	—
Pension Service Cost Addition	—
Prior Pension Service Cost Addition	—
Stock and Option Awards Adjustment(a)	(2,205,223)
(a)
For 2025, for Nicholas H. Cumins, the amounts added or deducted in calculated stock and option award adjustments include:
Year	Subtract: Grant date fair value of equity awards as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year	Add: Year End Fair Value of Outstanding and Unvested Equity Awards Granted During the Applicable Year	Add: Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Add: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Subtract: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Sum: Total Equity Award Adjustments
2025	(3,094,767)	2,957,316	(1,577,960)	—	(489,813)	—	—	(2,205,223)

Non-PEO NEO Average Total Compensation Amount	$ 6,026,635	$ 3,451,053	$ 2,433,369	$ 7,408,828	$ 5,047,786
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,401,374	2,927,002	5,000,008	6,930,769	5,293,179
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The dollar amounts reported in this column represent the average of the total amounts reported for our Non-PEO NEOs for each given year as reported in the “Total” column of the Summary Compensation Table in our proxy statement for the applicable year. Our Non-PEO NEOs were: (i) for 2025, Gregory S. Bentley, Werner Andre, James K. Lee and David R. Shaman; (ii) for 2024, Werner Andre,

Brock Ballard, Michael M. Campbell and David R. Shaman; (iii) for 2023, Werner Andre, Brock Ballard, Michael M. Campbell and Nicholas H. Cumins; (iv) for 2022, Werner Andre, Keith A. Bentley, Nicholas H. Cumins and David J. Hollister; and (v) for 2021, Keith A. Bentley, Gus Bergsma, David J. Hollister and Nicholas H. Cumins.
(4)
In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, when calculating the “average compensation actually paid” for the Non-PEO NEOs, the following adjustments were made to the amounts reported in the applicable Summary Compensation Table. Importantly, the dollar amounts do not reflect the actual average amount of compensation earned by, or paid to, the Non-PEO NEOs as a group during 2025:

Description	2025 ($)
Change in Pension Value Deduction	—
Pension Service Cost Addition	—
Prior Pension Service Cost Addition	—
Stock and Option Awards Adjustment(b)	(625,260)
(b)
For 2025, the amounts added or deducted in calculated stock and option award adjustments include:

Year	Subtract: Grant date fair value of equity awards as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year	Add: Year End Fair Value of Outstanding and Unvested Equity Awards Granted During the Applicable Year	Add: Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Add: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Subtract: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Sum: Total Equity Award Adjustments
2025	(4,653,318)	2,105,592	(242,287)	2,233,652	(68,899)	—	—	(625,260)

Compensation Actually Paid vs. Total Shareholder Return
Total Shareholder Return
The following chart shows the relationship between: (1) the compensation actually paid (“CAP”) to our Former and Current PEOs and the average CAP to the Non-PEO NEOs; (2) the cumulative total shareholder return (“TSR”) of the Company for 2021, 2022, 2023, 2024 and 2025; and (3) the TSR of The Nasdaq US Benchmark Software Index (“NBSI”) during the same period.

Compensation Actually Paid vs. Net Income
Net Income
The following chart shows the relationship between: (1) the CAP to our Former and Current PEOs and the average CAP to the Non-PEO NEOs; and (2) the net income of the Company for the last five fiscal years.

Compensation Actually Paid vs. Company Selected Measure
AOI less SBC
The following chart shows the relationship between: (1) the CAP to our Former and Current PEOs and the average CAP to the Non-PEO NEOs; and (2) AOI less SBC for the last five fiscal years.

Total Shareholder Return Vs Peer Group
Total Shareholder Return
The following chart shows the relationship between: (1) the compensation actually paid (“CAP”) to our Former and Current PEOs and the average CAP to the Non-PEO NEOs; (2) the cumulative total shareholder return (“TSR”) of the Company for 2021, 2022, 2023, 2024 and 2025; and (3) the TSR of The Nasdaq US Benchmark Software Index (“NBSI”) during the same period.

Tabular List, Table
Tabular List of Financial Performance Measures
For purposes of the Rule, we have identified the following performance measures, which the Sustainability Committee considered, among others, when making executive compensation decisions for performance year 2025, in response to the Tabular List disclosure requirement pursuant to Item 402(v)(6) of Regulation S-K.
AOI less SBC	AOI less SBC Margin
Adjusted Net Income	New Business
As noted above, however, the Sustainability Committee has not historically and does not currently evaluate “compensation actually paid” as calculated pursuant to Item 402(v)(2) as part of its executive compensation determinations; accordingly, the Sustainability Committee does not actually use any financial or non-financial performance measure specifically to link executive compensation “actually paid” to Company performance.

Total Shareholder Return Amount	$ 96.13	116.93	130.04	91.73	119.57
Peer Group Total Shareholder Return Amount	183.21	164.53	139.46	87.67	130.86
Net Income (Loss)	$ 277,900,000	$ 234,800,000	$ 326,800,000	$ 174,800,000	$ 93,200,000
Company Selected Measure Amount	429.9	372.2	324.7	274.0	258.0
PEO Name	Nicholas H. Cumins
Measure:: 1
Pay vs Performance Disclosure
Name	AOI less SBC
Non-GAAP Measure Description
(8)
For purposes of the Rule, we have identified AOI less SBC as our Company-Selected Metric. AOI less SBC is defined as operating income adjusted for the following: amortization of purchased intangibles, expense (income) relating to deferred compensation plan liabilities, acquisition expenses (inclusive of cash-settled retention incentives provided to key employees of acquired companies), and realignment expenses (income), for the respective periods. Although the Company views AOI less SBC to be an important financial performance measure, among others, that the Sustainability Committee considers when making compensation decisions with the intent of aligning compensation with Company performance, the Sustainability Committee has not historically and does not currently evaluate “compensation actually paid” as calculated pursuant to Item 402(v)(2) as part of its executive compensation determinations; accordingly, the Sustainability Committee does not actually use any financial performance measure specifically to link executive compensation “actually paid” to Company performance.

Measure:: 2
Pay vs Performance Disclosure
Name	AOI less SBC Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Net Income
Measure:: 4
Pay vs Performance Disclosure
Name	New Business
Gregory S. Bentley [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 16,418,063	$ 19,303,412	$ 18,443,020	$ 17,682,926
PEO Actually Paid Compensation Amount		16,418,063	19,303,412	18,443,020	17,682,926
Nicholas H. Cumins [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	4,815,961	13,465,407
PEO Actually Paid Compensation Amount	2,610,738	$ 11,705,160
PEO | Nicholas H. Cumins [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Nicholas H. Cumins [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Nicholas H. Cumins [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Nicholas H. Cumins [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,205,223)
PEO | Nicholas H. Cumins [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,094,767)
PEO | Nicholas H. Cumins [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,957,316
PEO | Nicholas H. Cumins [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,577,960)
PEO | Nicholas H. Cumins [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Nicholas H. Cumins [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(489,813)
PEO | Nicholas H. Cumins [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Nicholas H. Cumins [Member] | Change In Pension Value and Equity Award Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(625,260)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,653,318)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,105,592
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(242,287)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,233,652
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(68,899)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount